CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 1) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ 304,626	$ 43,757	¥ 242,084	¥ 339,690
Operating loss	222,789	32,002	207,612	(628)
Interest income	17,952	2,579	26,376	19,559
Others, net	10,115	1,452	15,397	6,594
Loss)/income before income tax expense	215,257	30,920	214,199	(676)
Income tax expense	70,697	10,155	71,763	52,924
Net (loss)/income	148,100	21,273	142,958	(47,974)
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(1,542)	(221)	2,419	(10,424)
Comprehensive (loss)/income	146,558	21,052	145,377	(58,398)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(5,600)	(804)	(8,400)
Operating loss	(5,600)	(804)	(8,400)
Equity in (loss)/profit of subsidiaries and the VIEs	153,668	22,072	138,698	(54,676)
Interest income	32	5	22	6,702
Others, net			12,638
Loss)/income before income tax expense	148,100	21,273	142,958	(47,974)
Income tax expense	0	0	0	0
Net (loss)/income	148,100	21,273	142,958	(47,974)
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(1,542)	(221)	2,419	(10,424)
Other comprehensive (loss)/income	(1,542)	(221)	2,419	(10,424)
Comprehensive (loss)/income	¥ 146,558	$ 21,052	¥ 145,377	¥ (58,398)